Document and Entity Information	Nov. 01, 2023
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	Lumen Technologies, Inc.
Entity Incorporation State Country Code	LA
Entity File Number	001-7784
Entity Tax Identification Number	72-0651161
Entity Address Address Line 1	100 CenturyLink Drive
Entity Address City Or Town	Monroe
Entity Address State Or Province	LA
Entity Address Postal Zip Code	71203
City Area Code	318
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On November 1, 2023, Lumen Technologies, Inc. (“Lumen”) and Level 3 Parent, LLC filed a Form 8-K to report that certain of Lumen’s wholly-owned subsidiaries (collectively “Sellers”) had completed the previously disclosed sale of certain of Sellers’ operations in Europe, the Middle East and Africa (the “Sale”) to Colt Technology Services Group Limited and certain of its wholly-owned subsidiaries. In response to part (b) of Item 9.01 of such Form 8-K, Lumen stated that it would timely file the required pro forma financial information by amendment, as permitted by the form’s rules. Lumen is filing this Amendment No. 1 to such Form 8-K (“Amendment No. 1”) to provide the pro forma financial information required by Item 9.01(b) of the form.
Entity Central Index Key	0000018926
Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	LUMN
Security Exchange Name	NYSE
Preferred Stock [Member]
Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true